LONG-TERM DEBT (Details)		1 Months Ended						6 Months Ended		12 Months Ended
	Jun. 29, 2017 USD ($)	Sep. 30, 2020 USD ($) aircraft	Dec. 31, 2017 USD ($)	May 31, 2016 USD ($) aircraft	Apr. 30, 2016 USD ($)	Aug. 31, 2014 USD ($) aircraft	Nov. 30, 2013 USD ($) aircraft	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)
Debt Instrument [Line Items]
Prepayment of debt								$ 29,250,000	$ 20,247,000	$ 63,450,000	$ 37,706,000	$ 33,139,000
Amortization period for principal and interest payments										3 months
Additional principal payments per hour if fleet flown over 1200 hours										$ 300
1st Facility
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 100,000,000.0
Number of aircrafts to be acquired | aircraft							22
Amounts available for future borrowings										0
A-1
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 60,000,000.0
A-2
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 40,000,000.0
Amended 1st Facility
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 175,400,000
Amounts available for future borrowings										$ 0
Fee to the consenting lenders	$ 300,000				$ 400,000
Percentage of fee to the consenting lenders	0.25%				0.25%
Deposit in cash in a restricted pledged securities collateral account					$ 10,000,000.0
Variable interest rate										1.00%
Basis spread interest rate										8.55%
Fixed interest rate										12.00%
Refinancing fees			$ 500,000
Prepayment of debt		$ 20,500,000
Number of aircrafts released | aircraft		11
Number of aircrafts purchased | aircraft										24
Contribution amount	$ 70,000,000.0
Amended 1st Facility | First Firm Order
Debt Instrument [Line Items]
Number of additional aircrafts to be acquired | aircraft						13
A-3
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 57,900,000
B
Debt Instrument [Line Items]
Maximum borrowing capacity			20,000,000.0			17,500,000
Maximum borrowing capacity per aircraft						$ 500,000
Additional maximum borrowing capacity per aircraft			$ 6,400,000
Variable interest rate			12.75%
Basis spread interest rate			1.00%
Fixed interest rate			12.00%
B | Maximum
Debt Instrument [Line Items]
Variable interest rate			18.00%
2nd Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 120,800,000
Number of aircrafts to be acquired | aircraft				18
Amounts available for future borrowings										$ 0
Deposit in cash in a restricted pledged securities collateral account													$ 70,000,000.0
Variable interest rate										1.00%
Number of aircrafts purchased | aircraft				23						23
2nd Facility | Additional Firm Order
Debt Instrument [Line Items]
Number of aircrafts to be acquired | aircraft				5
2nd Facility A
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 86,300,000
Fee to the consenting lenders	$ 200,000
Percentage of fee to the consenting lenders	0.25%
Basis spread interest rate										6.50%
2nd Facility B
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 34,500,000
Fee to the consenting lenders	$ 300,000
Percentage of fee to the consenting lenders	0.75%
Basis spread interest rate										8.50%
3rd Facility
Debt Instrument [Line Items]
Maximum borrowing capacity													89,300,000
Amounts available for future borrowings										$ 0
Basis spread interest rate										7.10%
Number of aircrafts purchased | aircraft										14
3rd Facility A
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 89,300,000